Public Offering (Details) - $ / shares		4 Months Ended	9 Months Ended
	Jan. 11, 2021	Dec. 31, 2020	Sep. 30, 2021
Public Offering (Details) [Line Items]
Purchase price per unit (in Dollars per share)	$ 10
Initial public offering, description		Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value, and one-half of one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 7).	Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value, and one-half of one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 10).
Initial Public Offering [Member]
Public Offering (Details) [Line Items]
Sale of units	23,000,000	23,000,000
Purchase price per unit (in Dollars per share)		$ 10
Over-Allotment Option [Member]
Public Offering (Details) [Line Items]
Sale of units	3,000,000	3,000,000